Shareholders' Equity (Details) - Schedule of Common Stock were Issued and Outstanding - Warrant [Member] - $ / shares			3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Common Stock were Issued and Outstanding [Line Items]
Warrants, Outstanding Balance	12,345,000	11,945,000	12,435,000	11,945,000	12,345,000	11,945,000	11,945,000
Weighted Average Exercise Price, Outstanding Balance (in Dollars per share)	$ 11.22	$ 11.5	$ 11.14	$ 11.5	$ 11.22	$ 11.5	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding Balance	4 years 11 months 4 days	5 years 11 months 23 days	4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Issued during the quarter			90,000		400,000
Weighted Average Exercise Price, Issued during the quarter (in Dollars per share)			$ 0.01		$ 0.35
Weighted Average Remaining Contractual Term (Years), Issued during the quarter			10 days		1 month 28 days
Warrants, Expired during the quarter
Weighted Average Exercise Price, Expired during the quarter
Weighted Average Remaining Contractual Term (Years) Expired during the quarter
Warrants, Exercisable	12,345,000		12,435,000	11,945,000	12,345,000
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 11.22		$ 11.14	$ 11.5	$ 11.22
Weighted Average Remaining Contractual Term (Years), Exercisable			4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days